Cover	Dec. 22, 2021	Dec. 21, 2021
Cover [Abstract]
Document Type		8-K
Amendment Flag		false
Document Period End Date		Dec. 21, 2021
Entity File Number		001-41160
Entity Registrant Name		Allarity Therapeutics, Inc.
Entity Central Index Key		0001860657
Entity Tax Identification Number		87-2147982
Entity Incorporation, State or Country Code		DE
Entity Address, Address Line One		210 Broadway
Entity Address, Address Line Two		Suite 201
Entity Address, City or Town		Cambridge
Entity Address, State or Province		MA
Entity Address, Postal Zip Code		02139
City Area Code		(401)
Local Phone Number		426-4664
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.0001 per share
Trading Symbol		ALLR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company		true
Elected Not To Use the Extended Transition Period		false
Entity Information, Former Legal or Registered Name		Not applicable